Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	May 31, 2015	Apr. 30, 2015	Mar. 31, 2015	Feb. 28, 2015	Jan. 31, 2015	Dec. 31, 2014	Nov. 30, 2014
C000203110
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
Account Value	$ 21,507	$ 20,445	$ 20,536	$ 20,444	$ 19,725	$ 18,712	$ 18,751	$ 18,617	$ 19,437	$ 18,180	$ 17,934	$ 17,787	$ 16,957	$ 16,181	$ 16,812	$ 17,220	$ 17,513	$ 16,956	$ 16,170	$ 16,944	$ 16,850	$ 16,884	$ 17,295	$ 16,887	$ 17,407	$ 16,349	$ 14,734	$ 15,941	$ 16,335	$ 15,867	$ 16,905	$ 16,492	$ 16,671	$ 16,423	$ 16,714	$ 16,692	$ 15,315	$ 15,727	$ 15,483	$ 16,198	$ 15,936	$ 15,836	$ 15,900	$ 15,493	$ 15,316	$ 14,264	$ 13,992	$ 13,986	$ 13,614	$ 12,226	$ 12,666	$ 13,074	$ 12,639	$ 12,387	$ 12,463	$ 12,309	$ 11,045	$ 13,169	$ 14,718	$ 15,451	$ 15,056	$ 14,525	$ 14,039	$ 13,396	$ 13,813	$ 13,768	$ 12,943	$ 13,733	$ 13,430	$ 13,372	$ 12,865	$ 11,937	$ 13,146	$ 12,559	$ 13,102	$ 13,066	$ 12,807	$ 12,183	$ 12,058	$ 12,023	$ 12,243	$ 12,339	$ 12,925	$ 12,335	$ 12,292	$ 11,895	$ 11,735	$ 11,439	$ 11,315	$ 11,275	$ 11,178	$ 11,057	$ 11,051	$ 10,972	$ 10,464	$ 10,344	$ 10,155	$ 9,870	$ 10,101	$ 10,046	$ 10,033	$ 9,693	$ 9,512	$ 9,283	$ 9,410	$ 8,793	$ 8,512	$ 8,679	$ 8,973	$ 9,037	$ 8,350	$ 8,618	$ 9,250	$ 9,252	$ 9,557	$ 9,486	$ 9,360	$ 9,686	$ 9,061	$ 9,348	$ 9,425
C000203111
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 21,149	20,118	20,221	20,144	19,447	18,462	18,515	18,396	19,219	17,986	17,753	17,621	16,809	16,048	16,685	17,101	17,403	16,860	16,088	16,870	16,786	16,831	17,252	16,853	17,383	16,339	14,732	15,951	16,357	15,899	16,949	16,548	16,738	16,503	16,802	16,796	15,419	15,844	15,609	16,340	16,086	15,995	16,074	15,672	15,503	14,450	14,182	14,187	13,820	12,417	12,871	13,294	12,861	12,612	12,699	12,553	11,267	13,444	15,036	15,794	15,404	14,869	14,383	13,737	14,173	14,129	13,286	14,099	13,795	13,746	13,233	12,288	13,542	12,940	13,510	13,477	13,217	12,580	12,461	12,432	12,669	12,776	13,391	12,789	12,751	12,348	12,188	11,889	11,769	11,732	11,641	11,519	11,522	11,448	10,924	10,805	10,615	10,324	10,570	10,522	10,516	10,164	9,980	9,748	9,886	9,245	8,952	9,133	9,449	9,523	8,807	9,092	9,767	9,775	10,102	10,035	9,906	10,258	9,602	9,912	10,000
C000203114
Account Value [Line Items]
Line Graph and Table Measure Name	Class S
Account Value	$ 23,342	22,186	22,280	22,172	21,389	20,286	20,324	20,178	21,064	19,694	19,424	19,265	18,361	17,518	18,193	18,635	18,945	18,342	17,489	18,322	18,214	18,247	18,692	18,244	18,803	17,657	15,909	17,210	17,630	17,124	18,240	17,790	17,980	17,711	18,021	17,998	16,508	16,949	16,683	17,449	17,164	17,053	17,121	16,679	16,488	15,351	15,058	15,049	14,647	13,153	13,624	14,062	13,591	13,317	13,398	13,230	11,870	14,149	15,809	16,594	16,171	15,597	15,072	14,382	14,824	14,773	13,885	14,730	14,402	14,337	13,790	12,793	14,085	13,456	14,036	13,996	13,715	13,043	12,908	12,867	13,102	13,201	13,825	13,192	13,143	12,716	12,540	12,223	12,088	12,041	11,939	11,803	11,796	11,710	11,165	11,035	10,829	10,525	10,766	10,708	10,692	10,327	10,131	9,887	10,020	9,361	9,060	9,234	9,545	9,611	8,880	9,161	9,833	9,833	10,153	10,077	9,939	10,286	9,618	9,920	10,000
C000203116
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 2,343,311	2,227,321	2,236,797	2,226,110	2,147,103	2,036,494	2,040,112	2,025,177	2,114,040	1,976,749	1,949,670	1,933,349	1,842,894	1,757,974	1,826,124	1,870,234	1,901,381	1,840,502	1,754,935	1,838,486	1,827,955	1,831,332	1,875,590	1,830,635	1,886,717	1,771,551	1,595,965	1,726,199	1,768,245	1,717,260	1,829,091	1,784,029	1,803,106	1,775,878	1,806,925	1,804,311	1,654,909	1,699,440	1,672,479	1,749,489	1,720,581	1,709,440	1,716,223	1,671,696	1,652,570	1,538,710	1,509,051	1,507,865	1,467,621	1,317,768	1,364,873	1,408,419	1,361,345	1,333,861	1,341,725	1,325,171	1,188,529	1,416,707	1,582,968	1,661,504	1,618,923	1,561,556	1,508,768	1,439,718	1,483,930	1,478,571	1,389,587	1,474,071	1,441,290	1,434,618	1,379,975	1,280,228	1,409,270	1,345,942	1,403,915	1,399,813	1,371,761	1,304,530	1,291,035	1,286,884	1,310,404	1,320,283	1,382,662	1,319,365	1,314,439	1,271,743	1,254,162	1,222,444	1,209,035	1,204,263	1,193,827	1,180,492	1,179,588	1,170,949	1,116,518	1,103,472	1,082,894	1,052,465	1,076,629	1,070,797	1,069,239	1,032,737	1,013,073	988,721	1,002,004	936,158	905,774	923,388	954,523	961,089	887,984	916,105	983,328	983,328	1,015,512	1,007,734	994,122	1,028,556	961,976	992,044	1,000,000
DWS Index: Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 34,442	32,359	32,586	31,904	31,166	30,719	29,734	28,397	29,659	28,738	27,266	26,891	25,626	23,437	24,017	25,202	25,650	24,798	23,229	23,121	22,838	22,138	22,677	21,252	22,565	21,407	19,817	21,838	22,710	20,775	22,674	22,708	24,931	24,117	24,797	26,279	25,256	25,599	23,938	25,091	24,385	23,889	23,305	23,195	22,010	21,207	20,610	20,781	19,938	17,838	18,279	18,972	17,675	16,697	16,336	15,517	13,706	15,793	17,198	17,180	16,698	16,089	15,756	15,487	15,776	15,535	14,516	15,504	14,902	14,647	14,167	13,072	14,382	14,095	15,168	15,111	14,607	14,120	14,029	13,680	13,634	13,950	14,482	13,729	13,577	13,175	12,880	12,611	12,572	12,328	12,242	12,088	11,962	11,954	11,509	11,282	11,074	10,654	10,866	10,857	10,843	10,445	10,421	10,242	10,186	9,523	9,526	10,068	10,253	10,219	9,454	9,720	10,343	10,147	10,341	10,207	10,136	10,263	9,703	9,977	10,000
DWS Index: Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 34,442	32,359	32,586	31,904	31,166	30,719	29,734	28,397	29,659	28,738	27,266	26,891	25,626	23,437	24,017	25,202	25,650	24,798	23,229	23,121	22,838	22,138	22,677	21,252	22,565	21,407	19,817	21,838	22,710	20,775	22,674	22,708	24,931	24,117	24,797	26,279	25,256	25,599	23,938	25,091	24,385	23,889	23,305	23,195	22,010	21,207	20,610	20,781	19,938	17,838	18,279	18,972	17,675	16,697	16,336	15,517	13,706	15,793	17,198	17,180	16,698	16,089	15,756	15,487	15,776	15,535	14,516	15,504	14,902	14,647	14,167	13,072	14,382	14,095	15,168	15,111	14,607	14,120	14,029	13,680	13,634	13,950	14,482	13,729	13,577	13,175	12,880	12,611	12,572	12,328	12,242	12,088	11,962	11,954	11,509	11,282	11,074	10,654	10,866	10,857	10,843	10,445	10,421	10,242	10,186	9,523	9,526	10,068	10,253	10,219	9,454	9,720	10,343	10,147	10,341	10,207	10,136	10,263	9,703	9,977	10,000
DWS Index: Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 34,442	32,359	32,586	31,904	31,166	30,719	29,734	28,397	29,659	28,738	27,266	26,891	25,626	23,437	24,017	25,202	25,650	24,798	23,229	23,121	22,838	22,138	22,677	21,252	22,565	21,407	19,817	21,838	22,710	20,775	22,674	22,708	24,931	24,117	24,797	26,279	25,256	25,599	23,938	25,091	24,385	23,889	23,305	23,195	22,010	21,207	20,610	20,781	19,938	17,838	18,279	18,972	17,675	16,697	16,336	15,517	13,706	15,793	17,198	17,180	16,698	16,089	15,756	15,487	15,776	15,535	14,516	15,504	14,902	14,647	14,167	13,072	14,382	14,095	15,168	15,111	14,607	14,120	14,029	13,680	13,634	13,950	14,482	13,729	13,577	13,175	12,880	12,611	12,572	12,328	12,242	12,088	11,962	11,954	11,509	11,282	11,074	10,654	10,866	10,857	10,843	10,445	10,421	10,242	10,186	9,523	9,526	10,068	10,253	10,219	9,454	9,720	10,343	10,147	10,341	10,207	10,136	10,263	9,703	9,977	10,000
DWS Index: Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 3,444,198	3,235,876	3,258,645	3,190,428	3,116,555	3,071,851	2,973,439	2,839,718	2,965,925	2,873,799	2,726,561	2,689,059	2,562,556	2,343,668	2,401,716	2,520,154	2,565,024	2,479,750	2,322,868	2,312,099	2,283,800	2,213,771	2,267,733	2,125,246	2,256,455	2,140,651	1,981,717	2,183,776	2,270,973	2,077,478	2,267,370	2,270,822	2,493,054	2,411,671	2,479,718	2,627,879	2,525,579	2,559,919	2,393,819	2,509,071	2,438,495	2,388,869	2,330,474	2,319,463	2,200,983	2,120,728	2,060,999	2,078,114	1,993,824	1,783,772	1,827,850	1,897,188	1,767,462	1,669,691	1,633,567	1,551,697	1,370,584	1,579,286	1,719,825	1,717,971	1,669,751	1,608,947	1,575,555	1,548,710	1,577,605	1,553,480	1,451,574	1,550,370	1,490,190	1,464,690	1,416,722	1,307,176	1,438,159	1,409,475	1,516,809	1,511,071	1,460,738	1,412,008	1,402,936	1,368,016	1,363,382	1,395,046	1,448,215	1,372,855	1,357,719	1,317,539	1,287,998	1,261,142	1,257,209	1,232,795	1,224,247	1,208,820	1,196,174	1,195,419	1,150,871	1,128,185	1,107,381	1,065,380	1,086,568	1,085,709	1,084,268	1,044,479	1,042,119	1,024,184	1,018,644	952,306	952,633	1,006,824	1,025,269	1,021,893	945,402	972,044	1,034,258	1,014,700	1,034,099	1,020,745	1,013,550	1,026,330	970,267	997,670	1,000,000
DWS Index: Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value	$ 24,386	22,922	23,177	22,860	22,263	21,180	21,381	20,724	21,649	20,618	19,885	19,864	18,822	17,501	18,141	18,869	19,393	18,734	17,567	18,272	18,001	18,084	18,745	17,821	18,570	17,478	15,852	17,376	17,910	16,796	18,404	18,053	19,132	18,607	18,825	19,274	18,130	18,793	17,885	18,530	18,169	18,025	18,234	17,818	17,133	16,181	15,259	15,400	14,831	13,073	13,247	13,580	13,041	12,545	12,629	12,210	10,976	13,239	14,659	14,981	14,580	14,143	13,948	13,467	13,875	13,761	12,839	13,722	13,252	13,168	12,760	11,839	13,096	12,717	13,411	13,384	13,190	12,687	12,656	12,581	12,540	12,764	13,405	12,906	12,720	12,342	12,253	11,901	12,041	11,883	11,692	11,703	11,725	11,846	11,435	11,354	11,077	10,479	10,644	10,666	10,584	10,285	10,197	10,041	9,835	9,174	9,176	9,676	9,889	9,851	9,160	9,445	10,043	10,000	10,203	10,082	9,989	10,127	9,659	10,061	10,000
DWS Index: Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value	$ 24,386	22,922	23,177	22,860	22,263	21,180	21,381	20,724	21,649	20,618	19,885	19,864	18,822	17,501	18,141	18,869	19,393	18,734	17,567	18,272	18,001	18,084	18,745	17,821	18,570	17,478	15,852	17,376	17,910	16,796	18,404	18,053	19,132	18,607	18,825	19,274	18,130	18,793	17,885	18,530	18,169	18,025	18,234	17,818	17,133	16,181	15,259	15,400	14,831	13,073	13,247	13,580	13,041	12,545	12,629	12,210	10,976	13,239	14,659	14,981	14,580	14,143	13,948	13,467	13,875	13,761	12,839	13,722	13,252	13,168	12,760	11,839	13,096	12,717	13,411	13,384	13,190	12,687	12,656	12,581	12,540	12,764	13,405	12,906	12,720	12,342	12,253	11,901	12,041	11,883	11,692	11,703	11,725	11,846	11,435	11,354	11,077	10,479	10,644	10,666	10,584	10,285	10,197	10,041	9,835	9,174	9,176	9,676	9,889	9,851	9,160	9,445	10,043	10,000	10,203	10,082	9,989	10,127	9,659	10,061	10,000
DWS Index: Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value	$ 24,386	22,922	23,177	22,860	22,263	21,180	21,381	20,724	21,649	20,618	19,885	19,864	18,822	17,501	18,141	18,869	19,393	18,734	17,567	18,272	18,001	18,084	18,745	17,821	18,570	17,478	15,852	17,376	17,910	16,796	18,404	18,053	19,132	18,607	18,825	19,274	18,130	18,793	17,885	18,530	18,169	18,025	18,234	17,818	17,133	16,181	15,259	15,400	14,831	13,073	13,247	13,580	13,041	12,545	12,629	12,210	10,976	13,239	14,659	14,981	14,580	14,143	13,948	13,467	13,875	13,761	12,839	13,722	13,252	13,168	12,760	11,839	13,096	12,717	13,411	13,384	13,190	12,687	12,656	12,581	12,540	12,764	13,405	12,906	12,720	12,342	12,253	11,901	12,041	11,883	11,692	11,703	11,725	11,846	11,435	11,354	11,077	10,479	10,644	10,666	10,584	10,285	10,197	10,041	9,835	9,174	9,176	9,676	9,889	9,851	9,160	9,445	10,043	10,000	10,203	10,082	9,989	10,127	9,659	10,061	10,000
DWS Index: Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value	$ 2,438,609	$ 2,292,230	$ 2,317,739	$ 2,286,009	$ 2,226,289	$ 2,118,013	$ 2,138,125	$ 2,072,429	$ 2,164,904	$ 2,061,824	$ 1,988,470	$ 1,986,413	$ 1,882,155	$ 1,750,109	$ 1,814,115	$ 1,886,931	$ 1,939,285	$ 1,873,407	$ 1,756,714	$ 1,827,185	$ 1,800,064	$ 1,808,392	$ 1,874,484	$ 1,782,133	$ 1,856,991	$ 1,747,770	$ 1,585,236	$ 1,737,601	$ 1,790,964	$ 1,679,586	$ 1,840,384	$ 1,805,290	$ 1,913,202	$ 1,860,677	$ 1,882,522	$ 1,927,419	$ 1,813,041	$ 1,879,266	$ 1,788,453	$ 1,852,950	$ 1,816,918	$ 1,802,512	$ 1,823,393	$ 1,781,798	$ 1,713,282	$ 1,618,068	$ 1,525,856	$ 1,539,959	$ 1,483,098	$ 1,307,254	$ 1,324,664	$ 1,358,022	$ 1,304,098	$ 1,254,503	$ 1,262,886	$ 1,221,043	$ 1,097,644	$ 1,323,890	$ 1,465,852	$ 1,498,081	$ 1,457,973	$ 1,414,250	$ 1,394,754	$ 1,346,707	$ 1,387,507	$ 1,376,101	$ 1,283,934	$ 1,372,160	$ 1,325,155	$ 1,316,783	$ 1,276,012	$ 1,183,866	$ 1,309,623	$ 1,271,657	$ 1,341,101	$ 1,338,447	$ 1,318,952	$ 1,268,736	$ 1,265,602	$ 1,258,134	$ 1,253,994	$ 1,276,448	$ 1,340,456	$ 1,290,561	$ 1,271,993	$ 1,234,200	$ 1,225,304	$ 1,190,057	$ 1,204,083	$ 1,188,290	$ 1,169,177	$ 1,170,324	$ 1,172,524	$ 1,184,591	$ 1,143,501	$ 1,135,412	$ 1,107,727	$ 1,047,878	$ 1,064,351	$ 1,066,574	$ 1,058,413	$ 1,028,549	$ 1,019,731	$ 1,004,135	$ 983,476	$ 917,392	$ 917,624	$ 967,624	$ 988,891	$ 985,121	$ 916,006	$ 944,521	$ 1,004,336	$ 999,952	$ 1,020,325	$ 1,008,209	$ 998,870	$ 1,012,655	$ 965,915	$ 1,006,134	$ 1,000,000